SHORT-TERM INVESTMENTS (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2019	Feb. 28, 2018
Variable-rate Financial Instruments, Changes In Fair Value Of Investments	$ 337	$ 51
Trading Securities, Realized Gain (Loss)	$ 21	$ 626